BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

ROMA Green Finance Limited (“ROMA”) is incorporated under the laws of Cayman Islands with limited liability on April 11, 2022. ROMA, through its subsidiaries (collectively referred to as the “Company”) are mainly engaged in the provision of environmental, social and governance (“ESG”), corporate governance and risk management as well as sustainability and climate change related advisory services.

Description of subsidiaries incorporated and controlled by the Company:

Name	Background		Effective ownership

Lucky Time Ventures Limited (“LTV”)	●	British Virgin Islands company	100% owned by ROMA
	●	Incorporated on February 8, 2022
	●	Issued and outstanding 100 ordinary shares for USD 100
	●	Investment holding

Roma Risk Advisory Limited (“RRA”)	●	Hong Kong company	100% owned by LTV
	●	Incorporated on August 2, 2018
	●	Issued and outstanding 1 ordinary share for HKD1
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

Roma Advisory Pte. Ltd. (“Roma (S)”)	●	Singaporean company	100% owned by RRA
	●	Incorporated on January 3, 2022
	●	Issued and outstanding 100 ordinary shares for SGD100
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

The Company and its subsidiaries are hereinafter referred to as (the “Company”).

Reorganization

Since 2022, the Company completed several transactions for the purposes of a group reorganization.

Prior to a group reorganization, LTV was the holding company of a group of companies comprised of RRA and Roma (S). LTV was held as to 100% by Mr. Cheng King Yip (“Mr. Cheng”). Upon completion of the reorganization, Mr. Cheng, former owner ultimately owned 6,562,500 ordinary shares of the Company and LTV, RRA and Roma (S) have become indirectly owned subsidiaries of ROMA.

During the years presented in these consolidated financial statements, the control of these entities has been demonstrated by Mr. Cheng, as a former owner, as if the reorganization had taken place at the beginning of the earlier date presented. Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The combination of ROMA and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2023, 2024 AND 2025

The registration statement for the Company’s Initial Public Offering (the “Offering”) was declared effective by the SEC on December 29, 2023. On January 11, 2024, the Company consummated the Offering of 2,449,943 ordinary shares at a price to the public of US$4.00 per share. The aggregate gross proceeds from the Offering amounted to USD9,799,772, prior to deducting underwriting discounts, commissions and offering-related expenses. Additionally, in connection with the Offering, a selling shareholder sold 625,517 ordinary shares at US$4.00 per share, for total gross proceeds of USD2,502,068, before deducting underwriting discounts, commissions and other related expenses. The Company will not receive any of the proceeds from the sale by the selling shareholder.

On April 19, 2024, the board of directors of the Company adopted the Roma Green Finance Limited 2024 Equity Incentive Plan (“Plan”). The maximum number of Ordinary Shares that are available for issuance under the Plan is 2,000,000 Ordinary Shares. The Plan provides for the grant of awards to eligible employees, directors, consultants, independent contractors, and advisors in the form of options, restricted stock, restricted stock units, stock appreciation rights, performance awards, other stock-based awards or dividend equivalents (each, an award).

On May 9, 2024, the Company issued a total of 1,539,281 ordinary shares under the Plan, at the average market prices ranging from US$0.716 to US$0.778, to four consultants to settle marketing advisories services fee of USD1,165,000 rendered.

The Company conducted a best efforts self-underwritten follow-on public offering (the “PFPO”), in which it sold 3,600,000 ordinary shares at a fixed offering price of US$0.351, for total gross proceeds of US$1,263,600 before deducting offering expenses payable by the Company. The PFPO was closed on September 26, 2024.

On June 5, 2025, the Company consummated its self-directed follow-on public offering (the “FPO”). The FPO was conducted on a best efforts basis. The Company sold 11,000,000 ordinary shares at an offering price of US$0.60, attached with 33,000,000 common warrants convertible to ordinary shares at an exercise price of US$0.01 per share. The warrants were fully exercised concurrently, generating total gross proceeds of US$6,930,000 and net proceeds of approximately US$6,843,939 after deducting expenses of approximately $86,061 payable by the Company.